Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative:
Total stock-based compensation expense	$ 223,455	$ 32,094	$ 168,850	$ 155,721
General and Administrative [Member]
General and administrative:
Total stock-based compensation expense	189,348	29,598	155,934	145,737
General and Administrative [Member] | Restricted Stock Awards [Member]
General and administrative:
Total stock-based compensation expense	189,348
General and Administrative [Member] | Restricted Stock Units [Member]
General and administrative:
Total stock-based compensation expense		22,383	97,077	89,533
General and Administrative [Member] | Share-Based Payment Arrangement, Option [Member]
General and administrative:
Total stock-based compensation expense		7,215	58,857	56,204
Research and Development [Member]
General and administrative:
Total stock-based compensation expense	34,107	2,496	12,916	9,984
Research and Development [Member] | Restricted Stock Awards [Member]
General and administrative:
Total stock-based compensation expense	34,107
Research and Development [Member] | Restricted Stock Units [Member]
General and administrative:
Total stock-based compensation expense		1,898	7,759	7,592
Research and Development [Member] | Share-Based Payment Arrangement, Option [Member]
General and administrative:
Total stock-based compensation expense		$ 598	$ 5,157	$ 2,392